Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents on its Original Currencies	Cash and cash equivalents in its original currencies is shown below:
	As of June 30,
	2024	2023
	$	$
HKD	3,197,313	7,610,774
RMB	2,673,761	7,156,490
USD	7,004,410	12,723,146
VND	471,100	86,212
Total	13,346,584	27,576,622